Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	December 31, 2021	December 31 2020
	$	$
Trade receivables, net of expected credit losses of $2.0 (2020 – $3.0)	787.9	702.7
Holdbacks, current	28.6	19.7
Other	7.2	15.6
Trade and other receivables	823.7	738.0

Aging Analysis of Gross Trade Receivables	The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2021	789.9	467.8	181.1	56.3	30.6	54.1
December 31, 2020	705.7	389.5	160.3	60.9	25.9	69.1